Note 6 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Work-in-progress		$ 199,739	$ 213,752
Finished goods		30,257	20,533
Supplies and other		44,247	45,341
Inventory, Net		274,243	279,626
Accrued payroll and benefits		191,157	192,732
Value appreciation plans(1)	[1]	6,533	3,189
Customer advances		10,362	6,747
Other		180,502	164,775
Accrued Liabilities, Current		$ 388,554	$ 367,443

[1]	(1) Non-current portion of value appreciation plans of $92,046 (2024 - $75,006) is included in Other Liabilities.